Florida Canyon Acquisition - Narrative (Details) - Florida Canyon Gold Inc. $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 08, 2024 USD ($) share	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 72,669
Revenue of acquiree since acquisition date		$ 30,400
Profit (loss) of acquiree since acquisition date		$ 4,100
Pro forma revenue			$ 172,800
Pro forma profit loss before tax			9,700
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			3,900
Gain recognised in bargain purchase transaction	$ 14,181		$ 14,200
Common Shares
Disclosure of detailed information about business combination [line items]
Exchange ratio	0.467
Number of instruments or interests issued or issuable | share	65,213,010
Stock Options
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | share	92,301